Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Measurements
Fair Value Measurements for reconciliation of bullion holdings

	December 31, 2018	December 31, 2017
	$	$
Balance at beginning of year	125,325,241	103,410,101
Purchases	-	-
Sales	(1,215,065)	(952,534)
Redemptions for physical bullion	(30,174,060)	(12,509,162)
Realized losses on sales and redemptions for physical bullion	923,964	(1,379,037)
Change in unrealized gains (losses)	6,643,266	36,755,873
Balance at end of year	101,503,346	125,325,241